FINANCIAL INSTRUMENTS (Additional Information) (Details)	12 Months Ended
	Dec. 29, 2019 USD ($) shares pound	Dec. 30, 2018 USD ($) shares pound
Disclosure of detailed information about hedged items [line items]
Net losses in AOCI expected to be reclassified to inventory or net earnings within the next twelve months	$ 1,500,000
Total Return Swap
Disclosure of detailed information about hedged items [line items]
Term of TRS	1 year
Nominal amount of derivative | shares	216,727	259,897
Notional amount	$ 300,000	$ 0.6
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Ineffectiveness recognized in net earnings	$ 0
Commodity risk | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Nominal amount of derivative | pound	133,700	76,000
Notional amount of instrument not designed as hedging | pound		81.2
Commodity risk | Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Instrument not designed as hedging, assets		$ 300,000
Commodity risk | Accounts payable and accrued liabilities (1) | Cash flow hedges | Forward contracts
Disclosure of detailed information about hedged items [line items]
Instrument not designed as hedging, assets		$ 1,000,000